Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	175,610,978	175,600,605
Common stock, shares outstanding	175,610,978	175,600,605